Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	AUDIOEYE INC
Entity Central Index Key	0001362190
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company